UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Adjustment Ordinary shares [Member] CNY (¥)	Adjustment Additional paid in capital [Member] CNY (¥)	Adjustment Statutory reserves [Member] CNY (¥)	Adjustment Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Adjustment Treasury stock [Member] CNY (¥)	Adjustment Retained earnings (Accumulated losses) [Member] CNY (¥)	Adjustment Non-controlling interests [Member] CNY (¥)	Adjustment CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2018									¥ 21,727	¥ 4,010,739,727	¥ 570,176,203	¥ 70,300,898	¥ (13,875,553)	¥ 3,202,528,312	¥ 614,086,626	¥ 8,453,977,940
Beginning Balance (in shares) at Dec. 31, 2018 | shares									158,587,937				(1,723,200)
Share-based compensation expense									¥ 0	11,208,163	0	0	¥ 0	0	0	11,208,163
Common stock offering (Note 24)									¥ 2,579	488,948,216	0	0	¥ 0	0	0	488,950,795
Common stock offering (in shares) | shares									18,687,500				0
Foreign currency exchange translation adjustment									¥ 0	0	0	41,143,979	¥ 0	0	0	41,143,979
Change in the instrument-specific credit risk (Note 23)									0	0	0	56,904	0	0	0	56,904
Contribution from non-controlling interest									0	0	0	0	0	0	1,645,780,000	1,645,780,000
Exercise of share options									¥ 227	38,339,891	0	0	¥ 0	0	0	38,340,118
Exercise of share option (in shares) | shares									1,633,000				0
Net income									¥ 0	0	0	0	¥ 0	529,158,627	2,465,293	531,623,920
Ending Balance at Sep. 30, 2019									¥ 24,533	4,549,235,997	570,176,203	111,501,781	¥ (13,875,553)	3,731,686,939	2,262,331,919	11,211,081,819
Ending Balance (in shares) at Sep. 30, 2019 | shares									178,908,437				(1,723,200)
Beginning Balance at Dec. 31, 2019									¥ 24,767	4,582,849,862	689,706,737	62,952,198	¥ (13,875,553)	3,981,660,004	3,137,708,510	12,441,026,525
Beginning Balance (in shares) at Dec. 31, 2019 | shares									180,653,497				(1,723,200)
Share-based compensation expense									¥ 0	866,385	0	0	¥ 0	0	0	866,385
Share Repurchase (Note 25)									¥ 0	0	0	0	¥ (29,294,325)	0	0	(29,294,325)
Share Repurchase (Note 25) (in shares) | shares									0				(1,222,640)
Foreign currency exchange translation adjustment									¥ 0	0	0	(64,437,658)	¥ 0	0	0	(64,437,658)	$ (9,490,641)
Change in the instrument-specific credit risk (Note 23)									0	0	0	(11,004,379)	0	0	0	(11,004,379)	(1,620,770)
Contribution from non-controlling interest									0	0	0	0	0	0	857,000,000	857,000,000
Settlement of non-controlling interest (Note 19)									0	(16,475,088)	0	0	0	0	(1,647,264,042)	(1,663,739,130)
Exercise of share options									¥ 453	74,419,396	0	0	¥ 0	0	0	74,419,849
Exercise of share option (in shares) | shares									3,339,940				0
Net income									¥ 0	0	0	0	¥ 0	607,335,058	90,588,368	697,923,426	102,793,011
Ending Balance at Sep. 30, 2020	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 6,607,517	¥ 0	¥ 6,607,517	¥ 25,220	¥ 4,641,660,555	¥ 689,706,737	¥ (12,489,839)	¥ (43,169,878)	¥ 4,595,602,579	¥ 2,438,032,836	¥ 12,309,368,210	$ 1,812,973,992
Ending Balance (in shares) at Sep. 30, 2020 | shares									183,993,437				(2,945,840)